Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—95.8%
MONEY MARKET FUNDS—2.1%
Invesco Government & Agency Portfolio, 4.18% (a)	18,356,777	$ 18,356,777
Total Money Market Funds		18,356,777
U.S. TREASURIES—93.7%
U.S. Treasury Bills
4.54%, 04/04/2023 (b)	$ 38,000,000	37,995,155
4.40%, 04/06/2023 (b)(c)	40,000,000	39,984,517
4.61%, 04/11/2023 (b)	38,000,000	37,961,578
4.55%, 04/13/2023 (b)	40,000,000	39,950,194
4.62%, 04/18/2023 (b)	38,000,000	37,928,018
4.53%, 04/20/2023 (b)	40,000,000	39,911,741
4.36%, 04/25/2023 (b)	40,000,000	39,888,533
4.55%, 04/27/2023 (b)(c)	40,000,000	39,878,000
4.66%, 05/02/2023 (b)	38,000,000	37,859,495
4.52%, 05/04/2023 (b)	40,000,000	39,841,039
4.64%, 05/09/2023 (b)	38,000,000	37,827,005
4.60%, 05/11/2023 (b)(c)	38,000,000	37,815,689
4.39%, 05/16/2023 (b)	36,000,000	35,802,845
4.65%, 05/18/2023 (b)(c)	38,000,000	37,778,373
4.26%, 05/23/2023 (b)	40,000,000	39,744,583
4.70%, 05/25/2023 (b)	38,000,000	37,746,139
4.73%, 06/01/2023 (b)(c)	38,000,000	37,717,414
4.56%, 06/08/2023 (b)	40,000,000	39,666,040
4.51%, 06/15/2023 (b)	40,000,000	39,624,740
4.56%, 06/22/2023 (b)	40,000,000	39,590,282
4.64%, 06/29/2023 (b)	40,000,000	39,552,408
Total U.S. Treasuries		814,063,788
Total Short-Term Investments		832,420,565
Total Investments (Cost $832,220,409)—95.8%		832,420,565
Other Assets in Excess of Liabilities—4.2%		36,763,875
Net Assets—100.0%		$869,184,440

(a)	The rate shown is the 7 day yield as of March 31, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $157,297,780.
See accompanying notes to the consolidated financial statements.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	647	5/15/2023	$39,851,100	$38,718,906	$(1,132,194)
Brent Crude Oil	923	4/20/2023	72,583,084	69,843,410	(2,739,674)
Brent Crude Oil	809	5/31/2023	65,523,667	64,501,570	(1,022,097)
Coffee	423	5/18/2023	27,824,157	27,045,562	(778,595)
Copper	470	5/26/2023	47,844,841	48,110,375	265,534
Corn	1,482	5/12/2023	49,856,110	48,943,050	(913,060)
Cotton	320	5/08/2023	13,696,406	13,244,800	(451,606)
Gasoline	204	4/28/2023	22,779,814	22,970,808	190,994
Gold	698	6/28/2023	130,995,778	138,636,760	7,640,982
KC Wheat	371	5/12/2023	16,355,220	16,282,263	(72,957)
Lead LME *	154	5/15/2023	8,115,841	8,105,213	(10,628)
Lean Hog	477	6/14/2023	19,192,001	17,482,050	(1,709,951)
Live Cattle	465	6/30/2023	29,668,487	30,155,250	486,763
Low Sulfur Gasoil	285	5/11/2023	22,940,000	21,424,875	(1,515,125)
Natural Gas	2,057	4/26/2023	55,347,245	45,583,120	(9,764,125)
New York Harbor ULSD	150	4/28/2023	17,461,738	16,509,780	(951,958)
Nickel LME *	150	5/15/2023	24,573,688	21,375,000	(3,198,688)
Silver	336	5/26/2023	37,570,238	40,582,080	3,011,842
Soybean	681	5/12/2023	51,680,781	51,262,275	(418,506)
Soybean Meal	649	5/12/2023	30,847,142	30,243,400	(603,742)
Soybean Oil	757	5/12/2023	27,256,646	25,203,558	(2,053,088)
Sugar	1,058	4/28/2023	23,677,406	26,365,360	2,687,954
Wheat	661	5/12/2023	25,554,646	22,878,862	(2,675,784)
Zinc LME *	348	5/15/2023	26,924,429	25,488,825	(1,435,604)
					$(17,163,313)
Short Contract Positions
Aluminum LME *	(19)	5/15/2023	(1,100,121)	(1,137,031)	(36,910)
Lead LME *	(5)	5/15/2023	(258,845)	(263,156)	(4,311)
Nickel LME *	(5)	5/15/2023	(707,409)	(712,500)	(5,091)
Zinc LME *	(11)	5/15/2023	(805,004)	(805,681)	(677)
					$(46,989)
					$(17,210,302)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

March 31, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—95.8%
MONEY MARKET FUNDS—1.7%
Invesco Government & Agency Portfolio, 4.18% (a)	4,542,956	$ 4,542,956
Total Money Market Funds		4,542,956
U.S. TREASURIES—94.1%
U.S. Treasury Bills
4.51%, 04/04/2023 (b)	$ 12,000,000	11,998,470
4.40%, 04/06/2023 (b)(c)	11,000,000	10,995,742
4.61%, 04/11/2023 (b)	12,000,000	11,987,867
4.55%, 04/13/2023 (b)	11,000,000	10,986,303
4.63%, 04/18/2023 (b)	12,000,000	11,977,269
4.53%, 04/20/2023 (b)	13,000,000	12,971,316
4.64%, 04/25/2023 (b)	13,000,000	12,963,773
4.55%, 04/27/2023 (b)(c)	13,000,000	12,960,350
4.64%, 05/02/2023 (b)	13,000,000	12,951,932
4.52%, 05/04/2023 (b)(c)	13,000,000	12,948,338
4.64%, 05/09/2023 (b)	13,000,000	12,940,817
4.59%, 05/11/2023 (b)	13,000,000	12,936,946
4.39%, 05/16/2023 (b)	13,000,000	12,928,805
4.65%, 05/18/2023 (b)	12,000,000	11,930,013
4.28%, 05/23/2023 (b)	13,000,000	12,916,990
4.70%, 05/25/2023 (b)	12,000,000	11,919,833
4.72%, 06/01/2023 (b)(c)	13,000,000	12,903,326
4.57%, 06/08/2023 (b)(c)	11,000,000	10,908,161
4.53%, 06/15/2023 (b)	10,000,000	9,906,185
4.56%, 06/22/2023 (b)	13,000,000	12,866,842
4.64%, 06/29/2023 (b)	11,000,000	10,876,902
Total U.S. Treasuries		255,776,180
Total Short-Term Investments		260,319,136
Total Investments (Cost $260,251,878)—95.8%		260,319,136
Other Assets in Excess of Liabilities—4.2%		11,401,915
Net Assets—100.0%		$271,721,051

(a)	The rate shown is the 7 day yield as of March 31, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $44,805,105.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	166	5/15/2023	$9,915,098	$9,934,062	$18,964
Aluminum LME *	218	7/17/2023	13,809,214	13,205,350	(603,864)
Aluminum LME *	197	9/18/2023	11,752,951	12,069,944	316,993
Brent Crude Oil	254	7/31/2023	21,016,413	20,093,940	(922,473)
Coffee	133	9/19/2023	8,784,220	8,401,444	(382,776)
Copper	148	9/27/2023	14,922,812	15,194,050	271,238
Corn	466	9/14/2023	13,218,823	13,449,925	231,102
Cotton	101	12/06/2023	4,160,071	4,212,710	52,639
Gasoline	64	8/31/2023	6,652,673	6,616,781	(35,892)
Gold	220	8/29/2023	41,988,566	44,090,200	2,101,634
KC Wheat	117	9/14/2023	4,615,192	5,019,300	404,108
Lead LME *	52	7/17/2023	2,876,466	2,743,000	(133,466)
Lead LME *	47	9/18/2023	2,461,083	2,484,831	23,748
Lean Hog	150	8/14/2023	6,252,211	5,665,500	(586,711)
Live Cattle	146	8/31/2023	9,284,217	9,427,220	143,003
Low Sulfur Gasoil	90	9/12/2023	6,921,613	6,567,750	(353,863)
Natural Gas	647	8/29/2023	20,394,006	17,792,500	(2,601,506)
New York Harbor ULSD	47	8/31/2023	5,206,654	5,028,568	(178,086)
Nickel LME *	63	5/15/2023	9,664,273	8,977,500	(686,773)
Nickel LME *	51	7/17/2023	8,350,213	7,316,766	(1,033,447)
Nickel LME *	46	9/18/2023	6,549,631	6,644,700	95,069
Silver	105	9/27/2023	11,006,228	12,888,225	1,881,997
Soybean Meal	204	12/14/2023	8,828,829	8,563,920	(264,909)
Soybean Oil	214	11/14/2023	14,554,260	14,121,325	(432,935)
Soybean Oil	238	12/14/2023	7,984,941	7,711,200	(273,741)
Sugar	333	9/29/2023	7,534,901	8,007,451	472,550
Wheat	208	9/14/2023	7,326,451	7,454,200	127,749
WTI Crude Oil	290	8/22/2023	21,916,910	21,750,000	(166,910)
Zinc LME *	100	5/15/2023	7,223,091	7,324,375	101,284
Zinc LME *	117	7/17/2023	9,327,856	8,542,463	(785,393)
Zinc LME *	106	9/18/2023	7,796,072	7,715,475	(80,597)
					$(3,281,264)
Short Contract Positions
Aluminum LME *	(166)	5/15/2023	(10,447,537)	(9,934,063)	513,474
Aluminum LME *	(218)	7/17/2023	(12,959,085)	(13,205,350)	(246,265)
Lead LME *	(52)	7/17/2023	(2,718,464)	(2,743,000)	(24,536)
Nickel LME *	(63)	5/15/2023	(10,325,072)	(8,977,500)	1,347,572
Nickel LME *	(51)	7/17/2023	(7,365,469)	(7,316,766)	48,703
Zinc LME *	(100)	5/15/2023	(8,043,746)	(7,324,375)	719,371
Zinc LME *	(117)	7/17/2023	(8,692,495)	(8,542,463)	150,032
					$2,508,351
					$(772,913)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

March 31, 2023 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—104.5%
MONEY MARKET FUNDS—8.8%
Invesco Government & Agency Portfolio, 4.18% (a)	2,600,087	$ 2,600,087
Total Money Market Funds		2,600,087
U.S. TREASURIES—95.7%
U.S. Treasury Bills
4.51%, 04/04/2023 (b)	$ 1,500,000	1,499,809
4.40%, 04/06/2023 (b)	1,500,000	1,499,419
4.61%, 04/11/2023 (b)	1,500,000	1,498,483
4.55%, 04/13/2023 (b)	1,500,000	1,498,132
4.63%, 04/18/2023 (b)	1,500,000	1,497,159
4.53%, 04/20/2023 (b)	1,500,000	1,496,690
4.64%, 04/25/2023 (b)	1,500,000	1,495,820
4.58%, 04/27/2023 (b)(c)	1,500,000	1,495,425
4.64%, 05/02/2023 (b)	1,500,000	1,494,454
4.52%, 05/04/2023 (b)(c)	1,500,000	1,494,039
4.64%, 05/09/2023 (b)	1,000,000	995,447
4.59%, 05/11/2023 (b)(c)	1,500,000	1,492,725
4.39%, 05/16/2023 (b)	1,300,000	1,292,881
4.65%, 05/18/2023 (b)(c)	1,500,000	1,491,253
4.28%, 05/23/2023 (b)	1,300,000	1,291,699
4.70%, 05/25/2023 (b)(c)	1,500,000	1,489,979
4.72%, 06/01/2023 (b)(c)	1,500,000	1,488,845
4.53%, 06/15/2023 (b)	1,300,000	1,287,804
4.56%, 06/22/2023 (b)	1,300,000	1,286,684
4.64%, 06/29/2023 (b)	1,300,000	1,285,450
Total U.S. Treasuries		28,372,197
Total Short-Term Investments		30,972,284
Total Investments (Cost $30,966,839)—104.5%		30,972,284
Liabilities in Excess of Other Assets—(4.5%)		(1,339,275)
Net Assets—100.0%		$29,633,009

(a)	The rate shown is the 7 day yield as of March 31, 2023.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $8,702,973.
See accompanying notes to the consolidated financial statements.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

March 31, 2023 (Unaudited)
At March 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	146	5/15/2023	$9,024,327	$8,737,188	$(287,139)
Copper	100	5/26/2023	10,171,424	10,236,250	64,826
Lead LME *	34	5/15/2023	1,790,511	1,789,463	(1,048)
Nickel LME *	34	5/15/2023	5,634,672	4,845,000	(789,672)
Zinc LME *	79	5/15/2023	6,127,960	5,786,256	(341,704)
					$(1,354,737)
Short Contract Positions
Aluminum LME *	(13)	5/15/2023	(761,421)	(777,969)	(16,548)
Lead LME *	(2)	5/15/2023	(104,492)	(105,263)	(771)
Nickel LME *	(3)	5/15/2023	(430,741)	(427,500)	3,241
Zinc LME *	(8)	5/15/2023	(595,467)	(585,950)	9,517
					$(4,561)
					$(1,359,298)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated financial statements.

Notes to Consolidated Schedule of Portfolio of Investments

March 31, 2023 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended March 31, 2023.